PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 94.6% of Net Assets
	ABS Car Loan – 3.4%
$58,120	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	$57,918
3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028, 144A	3,099,295
331,642	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	329,401
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,697,816
7,901,415	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	7,738,287
2,735,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.430%, 4/15/2026	2,724,730
2,807	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	2,803
132,019	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	130,806
56,414	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	56,296
177,213	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	176,028
142,794	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	141,053
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034, 144A	569,289
96,653	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	95,761
226,768	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	223,548
612,607	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	603,857
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028, 144A	602,169
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	698,870
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035, 144A	4,135,013
87,997	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	87,483
196,811	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	194,741

		23,365,164

	ABS Other – 0.6%
426,817	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	420,876
150,897	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	148,716
1,239,202	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	1,197,486
675,000	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029, 144A	659,920

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Other – continued
$215,183	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	$213,847
384,478	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	350,129
613,452	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	577,001
761,286	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	711,463

		4,279,438

	ABS Student Loan – 1.1%
1,678,917	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	1,556,242
523,485	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	471,476
1,695,273	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	1,446,757
3,932,393	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	3,324,005
982,926	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053, 144A	861,032
13,999	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 5.339%, 1/25/2039, 144A(a)	13,960

		7,673,472

	Agency Commercial Mortgage-Backed Securities – 38.1%
3,917,187	Federal Home Loan Mortgage Corp., Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,516,929
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	9,938,518
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,259,545
2,796,678	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	2,749,970
2,416,652	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 4.580%, 1/25/2027(a)	2,394,363
7,288,202	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	7,104,044
2,494,039	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 3.905%, 1/25/2028(a)	2,438,583
7,862,871	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	7,794,634
7,715,533	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	7,643,609
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	7,357,127
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,455,181
19,108,648	FHLMC Multifamily Structured Pass Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,820,886

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	$7,469,920
16,952,321	FHLMC Multifamily Structured Pass Through Certificates, Series KF123, Class AS, 30-day Average SOFR + 0.200%, 3.925%, 9/25/2028(a)	16,529,377
1,255,062	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 4.532%, 10/25/2025(a)	1,235,926
7,060,382	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 4.642%, 10/25/2026(a)	7,034,049
2,105,685	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 4.281%, 1/25/2027(a)	2,090,581
7,689,993	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 4.842%, 2/25/2027(a)	7,670,252
10,114,311	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 4.625%, 2/25/2027(a)	10,103,165
24,224,552	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 4.942%, 3/25/2030(a)	24,210,184
24,224,552	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 4.725%, 3/25/2030(a)	24,224,499
3,919,612	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 4.612%, 5/25/2030(a)	3,858,506
3,616,861	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 4.305%, 5/25/2030(a)	3,568,811
5,055,821	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 4.582%, 6/25/2030(a)	4,972,739
2,840,671	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 4.235%, 6/25/2030(a)	2,792,234
1,054,948	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 4.502%, 6/25/2027(a)	1,036,968
791,211	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 4.125%, 6/25/2027(a)	781,790
778,976	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 4.442%, 7/25/2030(a)	759,776
655,329	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 4.045%, 7/25/2030(a)	639,804
223,849	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 4.442%, 8/25/2030(a)	219,582
596,730	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 4.055%, 8/25/2030(a)	583,886
657,363	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 4.432%, 8/25/2027(a)	646,949
587,006	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 4.045%, 8/25/2027(a)	578,706
8,905,523	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	8,631,261
7,124,036	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	6,700,300
19,388	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	19,231
16,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	15,642,866
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 4.792%, 8/25/2029(a)	8,396,773
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 4.482%, 4/25/2030(a)	2,804,618

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 4.095%, 4/25/2030(a)	$3,077,583
1,260,335	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 4.532%, 10/25/2045(a)	1,247,081
5,200,000	FNMA, 3.580%, 1/01/2026	5,032,641
8,490,905	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-F121, Class AS, 30-day Average SOFR + 0.180%, 3.905%, 8/25/2028(a)	8,284,015
567,681	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 4.422%, 10/25/2027(a)	559,784
681,585	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 4.035%, 10/25/2027(a)	669,807
3,245,439	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 3.975%, 12/25/2030(a)	3,169,096
1,398,155	Freddie Mac Multifamily Structured Pass Through Certificates, Series Q015, Class A, 30-day Average SOFR + 0.200%, 4.004%, 8/25/2024(a)	1,395,149
82,338	Government National Mortgage Association, Series 2003-72, Class Z, 5.334%, 11/16/2045(b)	80,353

		263,191,651

	Collateralized Mortgage Obligations – 14.7%
1,210	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT - 0.200%, 4.030%, 5/15/2023(a)(c)	1,172
1,520	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT - 0.650%, 3.140%, 8/15/2023(a)(c)	1,469
48,548	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)	47,043
417,526	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035(c)	415,391
610,331	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035(c)	605,909
205,937	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)	196,906
615,040	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.576%, 6/15/2048(b)(d)	554,158
523,780	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.871%, 12/15/2036(b)(d)	513,583
98,978	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100% 6.418%, 6/15/2043(b)(c)	88,030
3,554	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT - 0.500%, 3.250%, 4/25/2024(a)(c)	3,426
5,664	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.209%, 8/25/2042(b)(c)	5,189
583,202	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)	586,433
33,766	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)	32,516
302,640	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 3.821%, 7/25/2037(a)(c)	294,868

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$568,611	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.421%, 8/25/2038(b)	$534,018
1,132,512	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 4.839%, 6/25/2042(a)	1,101,668
1,371,225	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 4.939%, 6/25/2042(a)	1,340,751
3,024,416	Federal National Mortgage Association, REMIC, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 4.899%, 8/25/2042(a)	2,948,898
1,840,298	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 5.000%, 7/25/2043(a)	1,648,326
3,222,823	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 4.789%, 2/25/2045(a)	3,159,064
5,064,837	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 3.466%, 6/25/2050(a)	4,956,232
5,122	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.607%, 3/25/2044(b)(c)	4,260
263,671	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.248%, 10/25/2044(a)(c)	261,081
978,488	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 4.553%, 2/20/2035(a)(c)	963,012
736,512	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 4.873%, 10/20/2037(a)(c)	730,600
211,313	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 5.503%, 11/20/2059(a)(c)	210,124
614,401	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 4.172%, 10/20/2060(a)	608,429
519,245	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 4.192%, 10/20/2060(a)	514,083
338,163	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 4.222%, 12/20/2060(a)	334,866
32,523	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 4.392%, 9/20/2061(a)	32,312
417,360	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 4.292%, 2/20/2061(a)	413,861
23,657	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 4.442%, 2/20/2061(a)	23,530
28,766	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)	26,354
25,282	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)	24,465
2,235,034	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 4.603%, 9/20/2038(a)	2,217,257
89	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 4.292%, 5/20/2062(a)(c)	85
290,623	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 4.362%, 8/20/2062(a)	288,608
1,110,697	Government National Mortgage Association, Series 2012-H20, Class PT, 4.911%, 7/20/2062(b)	1,107,646
14,953	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 4.342%, 10/20/2062(a)(c)	14,262
27,049	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 4.342%, 12/20/2062(a)(c)	25,893
795,458	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 4.192%, 3/20/2063(a)	788,280

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$960,492	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 4.242%, 3/20/2063(a)	$952,142
128,121	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 4.312%, 5/20/2063(a)	127,056
3,489,118	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 5.143%, 4/20/2063(a)	3,484,565
3,029,049	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 3.643%, 7/20/2064(a)	2,998,927
2,556,078	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 4.342%, 7/20/2064(a)	2,528,309
1,734,615	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 4.312%, 2/20/2065(a)	1,717,370
3,454	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 4.142%, 4/20/2061(a)(c)	3,319
5,606	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	5,039
232,024	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 4.322%, 4/20/2065(a)	229,610
3,492,931	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	3,367,889
2,391	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 4.092%, 4/20/2065(a)(c)	2,283
1,930,543	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 4.072%, 5/20/2065(a)	1,909,930
47,898	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 4.142%, 7/20/2065(a)(c)	47,046
2,789	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 4.542%, 10/20/2065(a)(c)	2,677
2,961	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 4.522%, 8/20/2061(a)(c)	2,828
3,382,794	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.554%, 2/20/2066(a)	3,334,274
929,055	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 4.392%, 9/20/2066(a)	921,209
2,322,065	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 3.282%, 2/20/2067(a)	2,288,227
31,416	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 4.042%, 10/20/2064(a)(c)	31,096
4,599,173	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.855%, 6/20/2068(a)	4,491,146
103,407	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 4.192%, 9/20/2068(a)	102,269
6,605,684	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 3.427%, 9/20/2068(a)	6,413,489
6,112,877	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,748,638
1,888,953	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 5.010%, 8/20/2069(a)	1,888,149
1,826,056	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 2.464%, 4/20/2048(a)	1,756,442
3,478,056	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 2.487%, 5/20/2046(a)	3,306,275
3,600,573	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 3.962%, 1/20/2070(a)	3,548,897

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$4,109,616	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 4.342%, 6/20/2069(a)	$4,043,912
7,739,105	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 4.492%, 4/20/2070(a)	7,614,722
7,767,762	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 4.242%, 5/20/2070(a)	7,712,820
3,133,765	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 5.060%, 1/20/2070(a)	3,122,601

		101,327,214

	Hybrid ARMs – 2.7%
148,314	FHLMC, 12-month LIBOR + 1.903%, 2.453%, 4/01/2037(a)	145,283
83,441	FHLMC, 1-year CMT + 2.250%, 2.497%, 2/01/2035(a)	84,085
276,429	FHLMC, 1-year CMT + 2.245%, 2.572%, 3/01/2036(a)	278,796
60,442	FHLMC, 12-month LIBOR + 1.678%, 2.875%, 3/01/2038(a)	59,507
147,605	FHLMC, 12-month LIBOR + 1.724%, 3.138%, 4/01/2037(a)	146,796
642,071	FHLMC, 12-month LIBOR + 1.896%, 3.275%, 9/01/2041(a)	639,740
763,041	FHLMC, 1-year CMT + 2.262%, 3.399%, 2/01/2036(a)	771,293
80,286	FHLMC, 12-month LIBOR + 1.793%, 3.457%, 11/01/2038(a)	78,941
219,865	FHLMC, 6-month LIBOR + 1.770%, 3.643%, 6/01/2037(a)	213,778
239,641	FHLMC, 1-year CMT + 2.165%, 3.691%, 4/01/2036(a)	235,335
41,569	FHLMC, 12-month LIBOR + 1.742%, 3.806%, 12/01/2037(a)	40,942
85,877	FHLMC, 1-year CMT + 2.208%, 3.827%, 9/01/2038(a)	84,165
1,342,591	FHLMC, 12-month LIBOR + 1.840%, 3.828%, 1/01/2046(a)	1,351,192
77,697	FHLMC, 12-month LIBOR + 1.703%, 3.883%, 11/01/2038(a)	76,611
1,275,335	FHLMC, 1-year CMT + 2.251%, 3.891%, 3/01/2037(a)	1,294,189
432,301	FHLMC, 12-month LIBOR + 1.765%, 4.015%, 9/01/2035(a)	436,364
154,058	FHLMC, 12-month LIBOR + 1.936%, 4.037%, 12/01/2034(a)	152,004
226,347	FHLMC, 1-year CMT + 2.220%, 4.124%, 7/01/2033(a)	222,184
282,545	FHLMC, 1-year CMT + 2.248%, 4.203%, 9/01/2038(a)	287,558
447,332	FHLMC, 1-year CMT + 2.285%, 4.324%, 2/01/2036(a)	448,083
113,319	FNMA, 12-month LIBOR + 1.800%, 2.050%, 12/01/2041(a)	110,520

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Hybrid ARMs – continued
$178,424	FNMA, 12-month LIBOR + 1.734%, 2.188%, 2/01/2037(a)	$175,078
302,267	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(a)	301,130
29,847	FNMA, 12-month LIBOR + 1.565%, 2.315%, 4/01/2037(a)	29,220
467,283	FNMA, 12-month LIBOR + 1.820%, 2.445%, 2/01/2047(a)	465,824
447,104	FNMA, 12-month LIBOR + 1.804%, 2.520%, 3/01/2037(a)	442,831
94,270	FNMA, 12-month LIBOR + 1.800%, 2.544%, 3/01/2034(a)	94,866
41,084	FNMA, 12-month LIBOR + 1.754%, 2.733%, 1/01/2037(a)	40,504
104,552	FNMA, 1-year CMT + 2.199%, 2.737%, 4/01/2034(a)	101,748
123,683	FNMA, 1-year CMT + 2.147%, 2.744%, 9/01/2034(a)	124,700
229,984	FNMA, 1-year CMT + 2.134%, 2.920%, 6/01/2036(a)	229,725
474,309	FNMA, 12-month LIBOR + 1.706%, 3.042%, 9/01/2037(a)	480,657
649,549	FNMA, 12-month LIBOR + 1.554%, 3.172%, 4/01/2037(a)	653,894
46,086	FNMA, 1-year CMT + 2.211%, 3.211%, 4/01/2033(a)	45,475
20,131	FNMA, 12-month LIBOR + 1.806%, 3.293%, 7/01/2041(a)	19,770
125,462	FNMA, 12-month LIBOR + 1.684%, 3.373%, 11/01/2036(a)	126,684
458,946	FNMA, 12-month LIBOR + 1.566%, 3.470%, 7/01/2035(a)	462,848
123,102	FNMA, 1-year CMT + 2.500%, 3.480%, 8/01/2036(a)	126,513
822,376	FNMA, 1-year CMT + 2.168%, 3.485%, 12/01/2040(a)	834,077
137,481	FNMA, 1-year CMT + 2.486%, 3.492%, 5/01/2035(a)	138,293
1,367,743	FNMA, 1-year CMT + 2.205%, 3.508%, 10/01/2034(a)	1,388,895
873,079	FNMA, 1-year CMT + 2.228%, 3.641%, 4/01/2034(a)	879,397
20,465	FNMA, 6-month LIBOR + 1.460%, 3.737%, 2/01/2037(a)	20,635
388,621	FNMA, 12-month LIBOR + 1.564%, 3.756%, 9/01/2037(a)	389,942
274,586	FNMA, 6-month LIBOR + 2.030%, 3.767%, 7/01/2037(a)	276,121
86,248	FNMA, 12-month LIBOR + 1.729%, 3.795%, 11/01/2035(a)	87,479
86,330	FNMA, 12-month LIBOR + 1.554%, 3.804%, 8/01/2035(a)	85,061
216,323	FNMA, 12-month LIBOR + 1.639%, 3.889%, 8/01/2038(a)	213,282

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Hybrid ARMs – continued
$137,927	FNMA, 12-month LIBOR + 1.667%, 3.917%, 10/01/2033(a)	$138,053
304,421	FNMA, 12-month LIBOR + 1.669%, 3.919%, 7/01/2038(a)	300,971
189,259	FNMA, 1-year CMT + 2.287%, 3.920%, 6/01/2033(a)	187,075
290,766	FNMA, 12-month LIBOR + 1.678%, 3.928%, 8/01/2034(a)	286,260
51,757	FNMA, 1-year CMT + 2.145%, 3.934%, 9/01/2036(a)	51,526
291,519	FNMA, 1-year CMT + 2.270%, 4.020%, 6/01/2037(a)	301,085
809,205	FNMA, 12-month LIBOR + 1.800%, 4.050%, 10/01/2041(a)	817,927
248,679	FNMA, 6-month LIBOR + 1.547%, 4.115%, 7/01/2035(a)	251,060
823,897	FNMA, 1-year CMT + 2.185%, 4.220%, 11/01/2033(a)	839,202
61,189	FNMA, 12-month LIBOR + 2.473%, 4.223%, 6/01/2035(a)	60,617
133,474	FNMA, 1-year CMT + 2.223%, 4.223%, 8/01/2035(a)	131,026
52,401	FNMA, 1-year CMT + 2.440%, 4.266%, 8/01/2033(a)	51,776
98,541	FNMA, 1-year CMT + 2.185%, 4.310%, 12/01/2034(a)	96,485
112,823	FNMA, 1-year CMT + 2.287%, 4.364%, 10/01/2033(a)	110,905

		19,015,983

	Mortgage Related – 1.8%
15,015	FHLMC, 3.000%, 10/01/2026	14,555
120,940	FHLMC, 4.000%, with various maturities from 2024 to 2042(e)	116,594
33,889	FHLMC, 4.500%, with various maturities from 2025 to 2034(e)	33,596
1,728	FHLMC, 5.500%, 10/01/2023	1,721
114,270	FHLMC, 6.500%, 12/01/2034	118,542
33	FHLMC, 7.500%, 6/01/2026	33
79,282	FNMA, 3.000%, 3/01/2042	72,140
567,624	FNMA, 5.000%, with various maturities from 2037 to 2038(e)	579,652
178,687	FNMA, 5.500%, with various maturities from 2023 to 2033(e)	180,375
136,275	FNMA, 6.500%, with various maturities from 2032 to 2037(e)	140,455
28,621	FNMA, 7.500%, with various maturities from 2030 to 2032(e)	29,027

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$25,466	GNMA, 4.140%, 12/20/2061(b)	$24,750
14,174	GNMA, 4.317%, 8/20/2061(b)	13,863
13,231	GNMA, 4.390%, 12/20/2062(b)	12,889
168,063	GNMA, 4.435%, 7/20/2063(b)	164,431
2,072,101	GNMA, 4.465%, 10/20/2065(b)	2,030,417
1,009,355	GNMA, 4.586%, 2/20/2066(b)	994,223
1,581,748	GNMA, 4.593%, 3/20/2064(b)	1,569,139
164,248	GNMA, 4.606%, 1/20/2064(b)	162,454
6,884	GNMA, 4.621%, 2/20/2062(b)	6,399
50,841	GNMA, 4.630%, with various maturities from 2062 to 2063(b)(e)	49,219
2,426	GNMA, 4.641%, 8/20/2062(b)	2,387
1,432,347	GNMA, 4.683%, 11/20/2063(b)	1,420,688
379,002	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(e)	372,375
1,265,618	GNMA, 1-month LIBOR + 1.746%, 4.861%, 2/20/2061(a)	1,280,080
1,975	GNMA, 4.891%, 4/20/2061(b)	1,913
907,722	GNMA, 1-month LIBOR + 1.890%, 4.970%, 2/20/2063(a)	921,964
613,018	GNMA, 1-month LIBOR + 2.139%, 5.205%, 3/20/2063(a)	626,284
531,020	GNMA, 1-month LIBOR + 2.205%, 5.285%, 5/20/2065(a)	542,963
536,191	GNMA, 1-month LIBOR + 2.244%, 5.324%, 6/20/2065(a)	552,315
464,076	GNMA, 1-month LIBOR + 2.336%, 5.413%, 2/20/2063(a)	473,264
5,125	GNMA, 6.000%, 12/15/2031	5,359
22,914	GNMA, 6.500%, 5/15/2031	23,604
21,665	GNMA, 7.000%, 10/15/2028	21,925

		12,559,595

	Non-Agency Commercial Mortgage-Backed Securities – 4.1%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,355,523
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 6.458%, 10/15/2037, 144A(a)	3,759,055

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,825,000	BPR Trust, Series 2021-NRD, Class A, 1-month SOFR + 1.525%, 5.851%, 12/15/2038, 144A(a)	$1,698,165
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1-month SOFR + 3.000%, 7.336%, 5/15/2039, 144A(a)	4,557,618
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,625,496
1,248,273	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,070,254
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,454,233
2,590,923	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	2,507,977
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 5.470%, 10/15/2043, 144A(a)	2,447,469
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,312,820
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month SOFR + 1.550%, 5.886%, 2/15/2039, 144A(a)	3,118,597
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 5.788%, 11/15/2027, 144A(a)	2,271,029

		28,178,236

	Treasuries – 28.1%
7,425,000	U.S. Treasury Note, 0.375%, 9/30/2027	6,259,623
3,725,000	U.S. Treasury Note, 1.875%, 2/28/2027	3,411,576
9,515,000	U.S. Treasury Note, 2.750%, 4/30/2027	9,016,949
71,120,000	U.S. Treasury Note, 2.750%, 2/15/2028	66,872,247
27,490,000	U.S. Treasury Note, 2.750%, 8/15/2032	25,033,081
26,990,000	U.S. Treasury Note, 3.875%, 11/30/2027	26,842,399
4,820,000	U.S. Treasury Note, 3.875%, 12/31/2027	4,792,134
5,270,000	U.S. Treasury Note, 4.125%, 10/31/2027	5,289,351
47,260,000	U.S. Treasury Note, 4.250%, 12/31/2024	47,095,698

		194,613,058

	Total Bonds and Notes (Identified Cost $679,761,267)	654,203,811

Short-Term Investments – 14.5%
6,666,135	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $6,667,468 on 1/03/2023 collateralized by $3,376,300 U.S. Treasury Inflation Indexed Bond, 3.625% due 4/15/2028 valued at $6,799,497 including accrued interest(f)	6,666,135
66,250,000	U.S. Treasury Bills, 3.431%-3.672%, 1/03/2023(g)(h)	66,250,000
27,340,000	U.S. Treasury Bills, 3.322%-3.488%, 1/10/2023(g)(h)	27,320,768

Principal Amount	Description	Value (†)

	Total Short-Term Investments (Identified Cost $100,223,533)	$100,236,903

	Total Investments – 109.1% (Identified Cost $779,984,800)	754,440,714
	Other assets less liabilities – (9.1)%	(62,962,389)

	Net Assets – 100.0%	$691,478,325

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $49,884,927 or 7.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$96,694,438	$4,632,776	$101,327,214
All Other Bonds and Notes*	—	552,876,597	—	552,876,597

Total Bonds and Notes	—	649,571,035	4,632,776	654,203,811

Short-Term Investments	—	100,236,903	—	100,236,903

Total	$—	$749,807,938	$4,632,776	$754,440,714

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or December 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2022
Bonds and Notes
Collateralized Mortgage Obligations	$3,867,800	$—	$(11,662)	$(23,306)	$64	$(205,652)	$1,005,532	$—	$4,632,776	$(35,964)

A debt security valued at $1,005,532 was transferred from Level 2 to Level 3 during the period ended December 31, 2022. At September 30, 2022, this security was valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the security.

Industry Summary at December 31, 2022 (Unaudited)

Agency Commercial Mortgage-Backed Securities	38.1%
Treasuries	28.1
Collateralized Mortgage Obligations	14.7
Non-Agency Commercial Mortgage-Backed Securities	4.1
ABS Car Loan	3.4
Hybrid ARMs	2.7
Other Investments, less than 2% each	3.5
Short-Term Investments	14.5

Total Investments	109.1
Other assets less liabilities	(9.1)

Net Assets	100.0%